Related party transactions	6 Months Ended
Jun. 30, 2020
21. Related party transactions
Related party transactions

21. Related party transactions

Related party transactions in the half year ended 30 June 2020 were similar in nature to those disclosed in the Barclays PLC Annual Report 2019. No related party transactions that have taken place in the half year ended 30 June 2020 have materially affected the financial position or the performance of the Group during this period.